Related parties transactions and balances - Summary of transactions between related parties (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Revenue from crude oil
Revenue from crude oil	$ 31,501	$ 260,079	$ 338,272	$ 146,635
Revenue from natural gas
Revenue from natural gas	11,418	65,164	$ 71,524	45,947
Pampa Energia SA [Member]
Revenue from crude oil
Revenue from crude oil	31,501			114,564
Revenue from natural gas
Revenue from natural gas	2,647			8,832
Transportadora Gas Del Sur Sa [Member]
Revenue from natural gas
Revenue from natural gas				684
Central Trmica Gemes Sa [Member]
Revenue from natural gas
Revenue from natural gas				455
Pampa Comercializadora S A [Member]
Revenue from natural gas
Revenue from natural gas	7,726			18,886
Selling expenses
Selling expenses	(91)			(364)
Veta Escondida y Rincn de Aranda UTE [Member]
Exploitation services
Exploitation services	32			412
Shm S De R l De Cv [Member]
Purchases of goods and services
Purchases of goods and services	(546)	$ 186		(1,767)
Oleoductos del Valle SA [Member]
Selling expenses
Selling expenses	$ (610)			$ (2,962)